Selling General and Administrative (Tables)	12 Months Ended
Dec. 31, 2013
Selling, General and Administrative [Abstract]
Schedule of components of selling, general and administrative expenses
	Year Ended
	December 31, 2013	December 31, 2012

Business development	$147,635	$1,150
Professional fees	116,029	500
Rent	45,450	1,862
Office expense	30,226	2,836
Management salaries	103,129	-
Selling, general, and administrative	$442,469	$6,348